LEASES - Schedule of Weighted average lease terms and discount rates (Details)	Sep. 30, 2025	Sep. 30, 2024
Weighted-average remaining lease term (years)
Operating Leases	4 years 3 months 18 days	3 years 2 months 12 days
Finance Leases	1 year 2 months 12 days	2 years 2 months 12 days
Weighted-average discount rate
Operating Leases	6.15%	6.15%
Finance Leases	7.29%	7.29%